Segment information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net sales:
Net sales	¥ 1,028,385	¥ 875,109	¥ 709,270
Small Precision Motors
Net sales:
Net sales	397,999	362,513	319,724
Hard Disk Drives Spindle Motors
Net sales:
Net sales	204,141	185,506	165,427
Other Small Precision Motors
Net sales:
Net sales	193,858	177,007	154,297
Automotive, Appliance, Commercial and Industrial Products
Net sales:
Net sales	460,007	345,236	248,464
Machinery
Net sales:
Net sales	98,800	86,955	63,526
Electronic and Optical Components
Net sales:
Net sales	65,050	72,845	69,188
Others
Net sales:
Net sales	¥ 6,529	¥ 7,560	¥ 8,368